Other Net Investment Result - Summary Of Results From Financial Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at FVPL (excl. derivatives)	€ 10,047	€ 7,680	€ 7,047
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	43	(38)	(8)
Bifurcated embedded derivatives	0	3	5
Change in fair value of hedges on guarantees in investment contracts without DPF	0	(2)
Ineffective portion of hedge transactions to which hedge accounting is applied	0	2	3
Total	43	(35)	0
Realized gains and (losses) on financial investments
Debt securities and money market investments	(28)	(11)	(113)
Other
Gains and (losses) on investments in real estate	1	0	0
Net fair value change on investments in real estate	2	1	(6)
Net foreign currency gains and (losses)	0	(2)	2
Total	3	0	(4)
Represented by:
For the year ended December 31	10,065	7,634	6,929
Assets designated at FVPL	10,064	7,666	7,043
Assets mandatorily measured at FVPL	(17)	14	3
Other (i.e. FVOCI)	18	(47)	(117)
Shares [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at FVPL (excl. derivatives)	421	368	195
Debt Securities And Money Market Investments [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at FVPL (excl. derivatives)	47	(55)	46
Realized gains and (losses) on financial investments
Debt securities and money market investments	(28)	(11)	(113)
Unconsolidated Investment Funds [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at FVPL (excl. derivatives)	9,578	7,367	6,805
Other [member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net fair value change of financial investments at FVPL (excl. derivatives)	€ 1	€ 0	€ 0